Risk information - Maximum exposure to credit risk (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	kr 63,346	kr 67,786
Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	364,879	357,239
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,259	5,219
Treasuries/government bonds | Financial assets at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,428	4,150
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43,197	52,973
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	47,760	49,039
Loans to credit institutions | Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	27,350	26,756
Loans to the public | Financial assets at amortized cost
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	282,509	276,225
Derivatives | Financial assets at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	kr 6,721	10,643
Shares | Financial assets at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		kr 20